Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2008-2 MONTHLY SERVICER CERTIFICATE For the collection period ended 10-1-2011	PAGE 1

A.	DATES			Begin	End	# days
1	Determination Date				10/18/2011
2	Payment Date				10/20/2011
3	Collection Period			8/28/2011	10/1/2011	35
4	Monthly Interest Period – Actual/360			9/20/2011	10/19/2011	30
5	Monthly Interest – 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	222,000,000.00	—	—	—	—
7	Class A-2-A Notes	169,000,000.00	—	—	—	—
8	Class A-2-B Notes	50,000,000.00	—	—	—	—
9	Class A-3-A Notes	246,000,000.00	27,761,226.04	13,046,631.88	14,714,594.15	0.0598154
10	Class A-3-B Notes	130,000,000.00	14,670,566.60	6,894,561.57	7,776,005.04	0.0598154
11	Class A-4-A Notes	183,000,000.00	183,000,000.00	—	183,000,000.00	1.0000000
12	Total Securities	$1,000,000,000.00	$225,431,792.64	$19,941,193.45	$205,490,599.19

13	Overcollateralization	58,193,871.91	58,193,871.91		58,193,871.91
14	Adjusted Pool Balance	1,058,193,871.91	283,625,664.55	19,941,193.45	263,684,471.10
15	YSOC	$147,399,955.01	$32,292,814.49		$30,222,477.41
16	Net Pool Balance	$1,205,593,826.92	$315,918,479.04	$19,941,193.45	$293,906,948.51

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
17	Class A-1 Notes	2.35775%	—	—	—	—
18	Class A-2-A Notes	4.79000%	—	—	—	—
19	Class A-2-B Notes	3.73050%	—	—	—	—
20	Class A-3-A Notes	5.47000%	126,544.92	0.5144103	13,173,176.81	53.5494992
21	Class A-3-B Notes	4.23050%	51,719.86	0.3978451	6,946,281.43	53.4329340
22	Class A-4-A Notes	6.24000%	951,600.00	5.2000000	951,600.00	5.2000000
	Total Securities		1,129,864.78		21,071,058.24

C.	COLLECTIONS AND AVAILABLE FUNDS
23	Scheduled Principal Payments Received					12,847,185.81
24	Scheduled Interest Payments Received					1,282,573.84
25	Prepayments of Principal Received					105,607.82
26	Liquidation Proceeds					8,411,344.70
27	Recoveries Received					403,570.50
28	Other Payments Received to Reduce Principal
29	Subtotal: Total Collections					23,050,282.67
30	Repurchased Receivables					—
31	Net Swap Receipt Class A-2 B Notes					—
32	Net Swap Receipt Class A-3 B Notes					—
33	Swap Replacements Proceeds
34	Reserve Account Excess Amount (Item 93)					287.82
35	Total Available Funds, prior to Servicer Advances					23,050,570.49
36	Servicer Advance (Item 76)					—
37	Total Available Funds + Servicer Advance					23,050,570.49
38	Reserve Account Draw Amount (Item 79)					—
39	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					23,050,570.49

D.	DISTRIBUTIONS
	Distribution Summary:
40	Prior Advance Reimbursement (Item 82)					—
41	Servicing Fees (Item 46)					263,265.40
42	Net Swap Payment Class A-2 B Notes					—
43	Net Swap Payment Class A-3 B Notes					17,170.68
44	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)					—
45	Class A Noteholder Interest (Item 55 – paid pro rata with Senior Swap Termination Payment)					1,129,864.78
46	Principal Distribution Amount (Item 80)					19,941,193.45
47	Amount Paid to Reserve Account to Reach Specified Balance					—
48	Subordinated Swap Termination Payments					—
49	Other Amounts Paid to Trustees					—
50	Certificateholders Principal Distribution Amount					—
51	Remaining Funds to Seller					1,699,076.18

	Distribution Detail:	Due	Shortfall	Paid
52	Servicing Fees	263,265.40	—	263,265.40

	Pro rata:
53	Class A-1 Interest	—	—	—
54	Class A-2A Interest	—	—	—
55	Class A-2B Interest	—	—	—
56	Class A-3A Interest	126,544.92	—	126,544.92
57	Class A-3B Interest	51,719.86	—	51,719.86
58	Class A-4 Interest	951,600.00	—	951,600.00
59	Class A-1 Interest Carryover Shortfall	—	—	—
60	Class A-2A Interest Carryover Shortfall	—	—	—
61	Class A-2B Interest Carryover Shortfall	—	—	—
62	Class A-3A Interest Carryover Shortfall	—	—	—
63	Class A-3B Interest Carryover Shortfall	—	—	—
64	Class A-4 Interest Carryover Shortfall	—	—	—
65	Class A Noteholder Interest	1,129,864.78	—	1,129,864.78

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
66	Beginning Adjusted Pool Balance			283,625,664.55
67	Beginning Net Pool Balance		315,918,479.04
68	Receipts of Scheduled Principal		(12,847,185.81)
69	Receipts of Prepaid Principal		(105,607.82)
70	Liquidation Proceeds		(8,411,344.70)
71	Other Collections of Principal		—
72	Principal Amount of Repurchases		—
73	Principal Amount of Defaulted Receivables		(647,392.20)

74	Ending Net Pool Balance		293,906,948.51
75	Yield Supplement Overcollateralization Amount		30,222,477.41

76	Adjusted Pool Balance		263,684,471.10
77	Less: Adjusted Pool Balance – End of Collection Period			263,684,471.10
78	Calculated Principal Distribution Amount			19,941,193.45

	Calculation of Servicer Advance:
79	Available Funds, prior to Servicer Advances (Item 30)			23,050,570.49
80	Less: Prior Advance Reimbursement (Item 35)			—
81	Less: Servicing Fees Paid (Item 36)			263,265.40
82	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			1,129,864.78
83	Less: Calculated Principal Distribution (Item 68)			19,941,193.45
84	Equals: Remaining Available Funds before Servicer Advance			1,716,246.86
85	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A
86	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
87	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,716,246.86
88	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—
89	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

90	Principal Distribution Amount (Item 68 – Available Funds Shortfall + Reserve Account Draw Amt)			19,941,193.45

	Reconciliation of Servicer Advance:
91	Beginning Balance of Servicer Advance			—
92	Less: Prior Advance Reimbursement			—
93	Plus: Additional Servicer Advances for Current Period			—
94	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
95	Specified Reserve Account Balance (Lesser of (a) $5,290,969.36, and (b) the aggregate note balance)			5,290,969.36
96	Initial Reserve Account Balance			1,058,193.87

97	Beginning Reserve Account Balance			5,290,969.36
98	Plus: Net Investment Income for the Collection Period			287.82
99	Subtotal: Reserve Fund Available for Distribution			5,291,257.18
100	Plus: Deposit of Excess Available Funds (Item 41)			—
101	Less: Reserve Account Draw Amount (Item 79)			—
102	Subtotal Reserve Account Balance			5,291,257.18
103	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			287.82
104	Equals: Ending Reserve Account Balance			5,290,969.36
105	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
106	Net Pool Balance		1,205,593,826.92	293,906,948.51
107	Number of Current Contracts		58,057	30,571
108	Weighted Average Loan Rate		3.97%	4.25%
109	Average Remaining Term		57.3	28.3
110	Average Original Term		61.8	66.3
111	Monthly Prepayment Rate			1.43%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
112	Aggregate Outstanding Principal Balance of Charged Off Receivables		46	647,392.20
113	Liquidation Proceeds on Related Vehicles			—
114	Recoveries Received on Receivables Previously Charged Off			403,570.50
115	Net Principal Losses for Current Collection Period		46	243,821.70

116	Beginning Net Principal Losses		1,949	19,731,960.68
117	Net Principal Losses for Current Collection Period		46	243,821.70
118	Cumulative Net Principal Losses		1,995	19,975,782.38
119	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,205,593,826.92)			1.66%

	Delinquencies Aging Profile – End of Period:	Percentage	Units	Outstanding Principal Balance
120	Current	97.73%	30,025	287,224,595.20
121	31 – 60 Days Delinquent	1.92%	461	5,631,808.61
122	61 – 90 Days Delinquent	0.36%	85	1,050,544.70
123	Total	100.00%	30,571	293,906,948.51

	Summary of Swap Payments and Receipts
	Receipts:
124	Net Swap Receipt Class A-2 B Notes			—
125	Net Swap Receipt Class A-3 B Notes			—
126	Swap Replacements Proceeds			—
127	Total Receipts			—

	Payments
128	Net Swap Payment Class A-2 B Notes			—
129	Net Swap Payment Class A-3 B Notes			17,170.68
130	Senior Swap Termination Payment			—
131	Subordinated Swap Termination Payments			—
132	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month